Shareholders' Deficit (Details 1) - Warrant [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants/Options Outstanding, Number Outstanding			18,076,389
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	4 years	4 years 8 months 12 days	4 years 2 months 12 days	5 years 2 months 12 days
Warrants/Options Outstanding, Weighted-Average Exercise Price			$ 0.22
Warrants/Options Exercisable, Number Exercisable			8,388,889
0.05 to 0.09 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants/Options Outstanding, Number Outstanding	15,192,351		8,388,889
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	4 years 2 months 12 days		4 years 3 months 19 days
Warrants/Options Outstanding, Weighted-Average Exercise Price	$ 0.07		$ 0.08
Warrants/Options Exercisable, Number Exercisable	15,192,351		8,388,889
Warrants/Options Exercisable, Weighted Average Exercise Price	$ 0.07		$ 0.08
0.10 to 0.15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants/Options Outstanding, Number Outstanding	5,640,441		2,687,500
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	3 years 8 months 12 days		3 years 7 months 6 days
Warrants/Options Outstanding, Weighted-Average Exercise Price	$ 0.13		$ 0.11
Warrants/Options Exercisable, Number Exercisable	5,640,441		2,687,500
Warrants/Options Exercisable, Weighted Average Exercise Price	$ 0.13		$ 0.11
0.25 to 0.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants/Options Outstanding, Number Outstanding	8,463,998		8,259,998
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	3 years 10 months 25 days		10 months 25 days
Warrants/Options Outstanding, Weighted-Average Exercise Price	$ 0.33		$ 0.88
Warrants/Options Exercisable, Number Exercisable	8,463,998		8,259,998
Warrants/Options Exercisable, Weighted Average Exercise Price	$ 0.33		$ 0.88
0.51 to 1.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants/Options Outstanding, Number Outstanding	1,190,000		1,190,000
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	3 years 9 months 18 days		4 years 3 months 19 days
Warrants/Options Outstanding, Weighted-Average Exercise Price	$ 0.97		$ 0.97
Warrants/Options Exercisable, Number Exercisable	1,190,000		1,190,000
Warrants/Options Exercisable, Weighted Average Exercise Price	$ 0.97		$ 0.97
0.05 to 1.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants/Options Outstanding, Number Outstanding	30,486,790		20,526,387
Warrants/Options Outstanding, Weighted - Average Remaining Contractual Life (years)	4 years		2 years 10 months 25 days
Warrants/Options Outstanding, Weighted-Average Exercise Price	$ 0.19		$ 2.90
Warrants/Options Exercisable, Number Exercisable	30,486,790		20,526,387
Warrants/Options Exercisable, Weighted Average Exercise Price	$ 0.19		$ 0.46
Maximum [Member] | 0.05 to 0.09 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Prices	0.09		0.09
Maximum [Member] | 0.10 to 0.15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Prices	0.15		0.15
Maximum [Member] | 0.25 to 0.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Prices	0.50		0.50
Maximum [Member] | 0.51 to 1.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Prices	1.00		1.00
Maximum [Member] | 0.05 to 1.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Prices	1.00		1.00
Minimum [Member] | 0.05 to 0.09 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Prices	0.05		0.05
Minimum [Member] | 0.10 to 0.15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Prices	0.10		0.10
Minimum [Member] | 0.25 to 0.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Prices	0.25		0.25
Minimum [Member] | 0.51 to 1.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Prices	0.51		0.51
Minimum [Member] | 0.05 to 1.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Prices	$ 0.05		$ 0.05